Interest Expense	12 Months Ended
Jun. 30, 2026
Interest Expense [Abstract]
Interest expense
17.	Interest expense

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Interest expense on loan payables to related companies	240,153	60,246	-	-
Interest on lease liabilities (Note 13)	182,280	114,732	85,187	20,869
	422,433	174,978	85,187	20,869